Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) - Unified $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Total Capital (to Risk-Weighted Assets)
Actual	$ 82,208	$ 81,811
For Capital Adequacy Purposes	47,635	46,975
To Be Well Capitalized Under Prompt Corrective Action Provisions	59,544	58,719
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	78,182	77,893
For Capital Adequacy Purposes	26,795	26,424
To Be Well Capitalized Under Prompt Corrective Action Provisions	38,703	38,167
Tier I Capital (to Risk-Weighted Assets)
Actual	78,182	77,893
For Capital Adequacy Purposes	35,726	35,302
To Be Well Capitalized Under Prompt Corrective Action Provisions	47,635	46,975
Tier I Capital (to Average Assets)
Actual	78,182	77,893
For Capital Adequacy Purposes	32,731	32,302
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 40,913	$ 40,378
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	0.138	0.139
For Capital Adequacy Purposes, Ratio	0.08	0.08
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.10	0.10
Actual, Ratio	0.131	0.133
For Capital Adequacy Purposes, Ratio	0.045%	0.045%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065%	0.065%
Actual, Ratio	0.131	0.133
For Capital Adequacy Purposes, Ratio	0.06	0.06
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.08	0.08
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	0.096	0.097
For Capital Adequacy Purposes, Ratio	0.04	0.04
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.05	0.05